Derivatives and Hedge Accounting - Net investment hedge accounting - Impact on statement of profit or loss and other comprehensive income (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Hedges of net investment in foreign operations [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying amount net investment hedge reserve at the end of the reporting period	€ (71)
Carrying amount net investment hedge reserve at the end of the reporting period, Discontinued hedges	540
Change in value of hedging instrument recognised in OCI	71
Hedge ineffectiveness recognised in the statement of profit or Lloss	2
Discontinued hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying amount net investment hedge reserve at the end of the reporting period	0
Carrying amount net investment hedge reserve at the end of the reporting period, Discontinued hedges	€ (210)